ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2022
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Schedule of accounts payable and accrued liabilities

Accounts payable and accrued liabilities consist of the following as of June 30, 2022 and December 31, 2021:

	June 30,	December 31,
	2022	2021
Payroll and social security payable	$159,420	$167,470
Bonus payable	228,358	774,571
Other payables and accrued liabilities	90,743	86,169
Total Accounts Payable and Accrued Liabilities	$478,521	$1,028,210